DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Europe Hedged Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Austria - 0.3%
Erste Group Bank AG	19,427	$774,779
OMV AG	7,936	349,436
Verbund AG	3,995	289,293
voestalpine AG	6,843	186,673

(Cost $1,787,841)		1,600,181

Belgium - 1.2%
Ageas SA/NV	9,529	403,719
Anheuser-Busch InBev SA/NV	51,296	3,089,159
D’ieteren Group	1,205	231,821
Elia Group SA/NV	1,933	214,560
Groupe Bruxelles Lambert NV	4,920	368,718
KBC Group NV	14,296	1,002,778
Lotus Bakeries NV	21	197,462
Sofina SA	865	196,888
Syensqo SA*	4,320	385,711
UCB SA	7,695	885,735
Umicore SA	12,345	257,376
Warehouses De Pauw CVA REIT	10,901	290,775

(Cost $9,188,212)		7,524,702

Chile - 0.1%
Antofagasta PLC
(Cost $411,624)	21,824	500,693

Denmark - 5.4%
A.P. Moller - Maersk A/S, Class A	151	204,720
A.P. Moller - Maersk A/S, Class B	257	363,187
Carlsberg AS, Class B	5,568	775,879
Coloplast A/S, Class B	7,421	985,234
Danske Bank A/S	41,414	1,216,028
Demant A/S*	5,644	282,425
DSV A/S	10,580	1,696,727
Genmab A/S*	3,925	1,098,419
Novo Nordisk A/S, Class B	191,062	22,709,131
Novozymes A/S, Class B	22,007	1,240,676
Orsted AS, 144A	11,593	650,042
Pandora A/S	5,140	829,525
ROCKWOOL A/S, Class B	489	156,347
Tryg A/S	20,113	427,254
Vestas Wind Systems A/S*	59,079	1,644,258

(Cost $23,779,249)		34,279,852

Finland - 1.5%
Elisa OYJ	8,240	371,015
Fortum OYJ	24,463	305,378
Kesko OYJ, Class B	16,071	306,833
Kone OYJ, Class B	19,457	950,938
Metso Corp.	38,574	411,572
Neste OYJ	24,185	663,151
Nokia OYJ	309,233	1,089,387
Nordea Bank Abp	185,141	2,249,130
Orion OYJ, Class B	6,284	247,220
Sampo OYJ, Class A	26,383	1,179,656
Stora Enso OYJ, Class R	31,962	403,480
UPM-Kymmene OYJ	32,463	1,085,211
Wartsila OYJ Abp	27,765	428,970

(Cost $11,586,499)		9,691,941

France - 18.1%
Accor SA	10,966	475,149
Aeroports de Paris SA	1,983	269,404
Air Liquide SA	30,724	6,239,505
Airbus SE	34,864	5,762,937
Alstom SA	17,394	231,985
Amundi SA, 144A	3,596	236,497
Arkema SA	3,372	348,993
AXA SA	107,256	3,811,527
BioMerieux	2,373	259,295
BNP Paribas SA	60,489	3,620,553
Bollore SE	42,639	292,174
Bouygues SA	10,561	417,422
Bureau Veritas SA	18,361	533,224
Capgemini SE	9,170	2,226,989
Carrefour SA	32,855	551,466
Cie de Saint-Gobain SA	26,544	2,042,641
Cie Generale des Etablissements Michelin SCA	39,926	1,475,369
Covivio SA REIT	2,957	132,695
Credit Agricole SA	60,539	819,191
Danone SA	38,206	2,437,117
Dassault Aviation SA	1,076	212,702
Dassault Systemes SE	38,873	1,814,373
Edenred SE	14,725	728,738
Eiffage SA	4,264	463,849
Engie SA	108,489	1,739,595
EssilorLuxottica SA	17,367	3,681,975
Eurazeo SE	2,471	208,578
Gecina SA REIT	2,438	235,305
Getlink SE	20,204	344,798
Hermes International SCA	1,857	4,642,299
Ipsen SA	2,163	237,985
Kering SA	4,325	1,986,880
Klepierre SA REIT	12,648	320,971
La Francaise des Jeux SAEM, 144A	5,517	230,879
Legrand SA	15,794	1,596,061
L’Oreal SA	14,105	6,733,581
LVMH Moet Hennessy Louis Vuitton SE	16,216	14,771,135
Orange SA	109,096	1,250,564
Pernod Ricard SA	12,112	2,023,161
Publicis Groupe SA	13,715	1,449,411
Remy Cointreau SA	1,092	115,663
Renault SA	10,635	442,876
Rexel SA	14,646	375,157

Safran SA	20,085	4,204,817
Sanofi SA	66,790	6,344,487
Sartorius Stedim Biotech	1,677	460,919
Schneider Electric SE	31,896	7,232,481
SEB SA	1,449	171,329
Societe Generale SA	41,772	1,012,652
Sodexo SA	4,909	391,026
STMicroelectronics NV	40,191	1,812,470
Teleperformance SE	3,418	423,168
Thales SA	5,557	823,124
TotalEnergies SE	127,741	8,144,310
Unibail-Rodamco-Westfield REIT*	7,362	537,724
Veolia Environnement SA	41,312	1,279,224
Vinci SA	29,221	3,739,318
Vivendi SE	40,813	455,664
Worldline SA, 144A*	12,659	145,370

(Cost $103,711,393)		114,968,752

Germany - 12.3%
adidas AG	9,441	1,909,342
Allianz SE	23,129	6,345,701
BASF SE	52,894	2,691,177
Bayer AG	58,262	1,768,816
Bayerische Motoren Werke AG	18,690	2,206,262
Bechtle AG	4,234	218,097
Beiersdorf AG	5,683	814,147
Brenntag SE	7,946	724,659
Carl Zeiss Meditec AG	2,355	289,526
Commerzbank AG	60,001	693,561
Continental AG	6,160	493,205
Covestro AG, 144A*	10,783	586,210
Daimler Truck Holding AG	31,545	1,288,066
Delivery Hero SE, 144A*	10,204	235,624
Deutsche Bank AG(a)	113,871	1,521,414
Deutsche Boerse AG	11,029	2,307,741
Deutsche Lufthansa AG*	31,903	247,848
Deutsche Post AG	58,139	2,696,322
Deutsche Telekom AG	190,269	4,521,058
E.ON SE	131,504	1,678,551
Evonik Industries AG	15,426	284,432
Fresenius Medical Care AG	11,444	437,604
Fresenius SE & Co. KGaA	23,700	662,916
GEA Group AG	10,441	420,579
Hannover Rueck SE	3,643	934,335
Heidelberg Materials AG	7,959	771,608
Henkel AG & Co. KGaA	6,042	407,484
Infineon Technologies AG	77,310	2,765,309
Knorr-Bremse AG	4,294	300,177
LEG Immobilien SE*	4,342	319,207
Mercedes-Benz Group AG	47,274	3,762,545
Merck KGaA	7,727	1,317,843
MTU Aero Engines AG	3,065	736,403
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,003	3,722,808
Nemetschek SE	3,368	320,987
Puma SE	5,835	267,836
Rational AG	277	227,530
Rheinmetall AG	2,564	1,174,977
RWE AG	37,804	1,266,616
SAP SE	61,149	11,425,618
Scout24 SE, 144A	4,037	293,207
Siemens AG	44,617	8,821,748
Siemens Energy AG*	31,936	490,306
Siemens Healthineers AG, 144A*	16,739	1,004,079
Symrise AG	7,904	807,793
Talanx AG	3,643	259,866
Volkswagen AG	1,701	267,034
Vonovia SE	44,107	1,229,909
Zalando SE, 144A*	13,177	277,998

(Cost $80,049,844)		78,216,081

Hong Kong - 0.3%
Prudential PLC
(Cost $2,747,449)	161,429	1,584,530

Ireland - 1.9%
AerCap Holdings NV*	11,362	876,919
AIB Group PLC	85,564	396,359
Bank of Ireland Group PLC	60,218	524,184
CRH PLC	40,621	3,370,878
DCC PLC	5,623	398,619
Experian PLC	53,588	2,289,754
Flutter Entertainment PLC*	10,243	2,211,632
Kerry Group PLC, Class A	9,100	798,035
Kingspan Group PLC	8,879	801,110
Smurfit Kappa Group PLC	15,945	679,512

(Cost $9,898,983)		12,347,002

Italy - 3.5%
Amplifon SpA	7,282	243,116
Assicurazioni Generali SpA	59,082	1,399,721
Banco BPM SpA	68,983	400,669
Davide Campari-Milano NV	34,791	352,407
DiaSorin SpA	1,376	138,873
Enel SpA	481,315	3,060,369
Eni SpA	129,992	2,001,779
Ferrari NV	7,383	3,111,227
FinecoBank Banca Fineco SpA	33,660	464,933
Infrastrutture Wireless Italiane SpA, 144A	22,246	246,085
Intesa Sanpaolo SpA	866,750	2,752,271
Leonardo SpA	23,202	495,391
Mediobanca Banca di Credito Finanziario SpA	31,291	425,954
Moncler SpA	12,082	870,462
Nexi SpA, 144A*	34,851	255,156
Poste Italiane SpA, 144A	27,374	320,710

Prysmian SpA	15,133	753,183
Recordati Industria Chimica e Farmaceutica SpA	6,154	344,269
Snam SpA	118,626	554,000
Telecom Italia SpA*	565,511	169,976
Terna - Rete Elettrica Nazionale	78,037	610,977
UniCredit SpA	90,475	3,022,548

(Cost $19,914,841)		21,994,076

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $297,812)	10,263	254,825

Luxembourg - 0.3%
ArcelorMittal SA	29,244	762,359
Eurofins Scientific SE	7,530	449,567
Tenaris SA	26,450	469,402

(Cost $1,719,690)		1,681,328

Netherlands - 8.1%
ABN AMRO Bank NV, 144A	27,102	434,984
Adyen NV, 144A*	1,288	2,032,424
Aegon Ltd.	92,962	557,225
Akzo Nobel NV	10,533	766,603
Argenx SE*	3,532	1,310,127
ASM International NV	2,780	1,693,708
ASML Holding NV	23,622	22,224,451
ASR Nederland NV	9,071	417,942
BE Semiconductor Industries NV	4,641	838,424
Euronext NV, 144A	5,352	493,124
EXOR NV	5,345	576,533
Heineken Holding NV	7,334	565,959
Heineken NV	16,879	1,558,303
IMCD NV	3,508	534,215
ING Groep NV	197,275	2,705,698
JDE Peet’s NV	5,588	127,675
Koninklijke Ahold Delhaize NV	56,253	1,673,169
Koninklijke KPN NV	190,686	697,214
Koninklijke Philips NV	46,885	937,558
NN Group NV	15,240	679,610
OCI NV	5,738	151,010
Prosus NV*	86,290	2,517,149
QIAGEN NV*	12,427	532,342
Randstad NV	6,014	331,107
Stellantis NV	129,853	3,387,232
Universal Music Group NV	49,038	1,477,118
Wolters Kluwer NV	14,421	2,273,251

(Cost $42,229,696)		51,494,155

Norway - 0.9%
Adevinta ASA*	21,098	225,256
Aker BP ASA	17,611	427,288
DNB Bank ASA	54,310	1,085,556
Equinor ASA	54,100	1,332,724
Gjensidige Forsikring ASA	10,914	172,219
Kongsberg Gruppen ASA	5,233	333,304
Mowi ASA	25,841	498,510
Norsk Hydro ASA	75,227	386,288
Orkla ASA	40,137	287,424
Salmar ASA	4,284	271,609
Telenor ASA	36,352	397,701
Yara International ASA	9,241	287,115

(Cost $6,427,059)		5,704,994

Portugal - 0.2%
EDP - Energias de Portugal SA	188,476	749,431
Galp Energia SGPS SA	25,725	405,098
Jeronimo Martins SGPS SA	15,470	369,846

(Cost $1,613,130)		1,524,375

Spain - 3.8%
Acciona SA	1,418	158,545
ACS Actividades de Construccion y Servicios SA	12,976	532,088
Aena SME SA, 144A	4,248	804,156
Amadeus IT Group SA	26,909	1,581,548
Banco Bilbao Vizcaya Argentaria SA	344,123	3,416,534
Banco Santander SA	949,301	3,945,503
CaixaBank SA	223,193	1,005,917
Cellnex Telecom SA, 144A*	27,567	991,261
EDP Renovaveis SA	17,855	243,054
Enagas SA	12,859	185,469
Endesa SA	18,336	329,764
Ferrovial SE	30,868	1,155,999
Grifols SA*	15,606	127,919
Iberdrola SA	359,577	4,127,262
Industria de Diseno Textil SA	64,207	2,845,888
Redeia Corp. SA	22,061	350,500
Repsol SA	72,282	1,150,353
Telefonica SA	281,774	1,155,126

(Cost $26,849,291)		24,106,886

Sweden - 4.8%
Alfa Laval AB	16,330	613,887
Assa Abloy AB, Class B	60,839	1,733,663
Atlas Copco AB, Class A	157,764	2,735,576
Atlas Copco AB, Class B	91,973	1,373,864
Beijer Ref AB	21,898	307,566
Boliden AB	16,053	406,265
Epiroc AB, Class A	40,319	730,233
Epiroc AB, Class B	22,994	378,856
EQT AB	22,599	660,547
Essity AB, Class B	36,404	848,785
Evolution AB, 144A	10,751	1,391,167
Fastighets AB Balder, Class B*	36,389	225,711
Getinge AB, Class B	13,164	260,578
H & M Hennes & Mauritz AB, Class B	37,030	501,740
Hexagon AB, Class B	123,299	1,443,349
Holmen AB, Class B	4,031	161,685

Husqvarna AB, Class B	19,768	152,287
Industrivarden AB, Class A	8,901	303,357
Industrivarden AB, Class C	8,550	290,570
Indutrade AB	14,962	395,469
Investment AB Latour, Class B	8,639	218,842
Investor AB, Class B	100,576	2,526,431
L E Lundbergforetagen AB, Class B	4,557	247,491
Lifco AB, Class B	15,034	399,982
Nibe Industrier AB, Class B	85,458	476,324
Saab AB, Class B	4,973	391,646
Sagax AB, Class B	11,228	265,255
Sandvik AB	60,882	1,367,825
Securitas AB, Class B	25,927	278,493
Skandinaviska Enskilda Banken AB, Class A	94,927	1,408,374
Skanska AB, Class B	21,674	399,341
SKF AB, Class B	18,681	406,908
Svenska Cellulosa AB SCA, Class B	33,803	478,200
Svenska Handelsbanken AB, Class A(b)	82,902	990,051
Swedbank AB, Class A	51,247	1,124,167
Swedish Orphan Biovitrum AB*	11,493	282,269
Tele2 AB, Class B	31,404	263,316
Telefonaktiebolaget LM Ericsson, Class B	173,348	940,284
Telia Co. AB	130,317	310,129
Volvo AB, Class A	12,893	359,189
Volvo AB, Class B	88,412	2,431,535
Volvo Car AB, Class B*	51,665	188,192

(Cost $30,163,339)		30,669,399

Switzerland - 15.2%
ABB Ltd.	93,515	4,305,909
Adecco Group AG	8,832	353,839
Alcon, Inc.	29,064	2,470,777
Avolta AG*	6,718	262,764
Bachem Holding AG	1,989	157,438
Baloise Holding AG	2,874	463,428
Banque Cantonale Vaudoise	1,742	208,603
Barry Callebaut AG	231	324,421
BKW AG	1,177	165,034
Chocoladefabriken Lindt & Spruengli AG	6	720,529
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	59	721,864
Cie Financiere Richemont SA, Class A	31,689	5,038,134
Clariant AG*	10,733	132,774
Coca-Cola HBC AG*	13,023	405,220
DSM-Firmenich AG	10,693	1,144,143
EMS-Chemie Holding AG	393	273,969
Geberit AG	1,964	1,139,735
Givaudan SA	543	2,276,136
Glencore PLC	604,558	2,862,896
Helvetia Holding AG	2,328	328,792
Holcim AG*	30,915	2,520,463
Julius Baer Group Ltd.	11,715	626,319
Kuehne + Nagel International AG	3,219	1,083,253
Logitech International SA	9,395	828,430
Lonza Group AG	4,413	2,305,429
Nestle SA	156,374	16,225,339
Novartis AG	120,036	12,146,799
Partners Group Holding AG	1,352	1,940,055
Roche Holding AG	41,321	10,837,797
Roche Holding AG	1,790	496,711
Sandoz Group AG*	23,160	719,142
Schindler Holding AG	1,468	373,163
Schindler Holding AG Participation Certificates	2,373	624,947
SGS SA	9,205	882,664
SIG Group AG*	16,716	330,785
Sika AG	8,850	2,556,878
Sonova Holding AG	3,027	932,043
Straumann Holding AG	6,710	1,059,214
Swatch Group AG - Bearer	1,631	384,719
Swatch Group AG - Registered	2,920	133,560
Swiss Life Holding AG	1,744	1,265,280
Swiss Prime Site AG	4,431	423,384
Swiss Re AG	17,733	2,137,545
Swisscom AG	1,493	853,239
Temenos AG	3,718	278,740
UBS Group AG	193,447	5,514,558
VAT Group AG, 144A	1,533	767,583
Zurich Insurance Group AG	8,570	4,554,645

(Cost $90,916,467)		96,559,089

United Kingdom - 19.8%
3i Group PLC	57,546	1,792,763
abrdn PLC	108,239	215,056
Admiral Group PLC	14,806	498,265
Anglo American PLC	74,227	1,593,782
Ashtead Group PLC	25,591	1,834,840
Associated British Foods PLC	19,798	568,046
AstraZeneca PLC	91,026	11,470,682
Auto Trader Group PLC, 144A	51,055	477,164
Aviva PLC	156,163	879,767
BAE Systems PLC	179,555	2,815,022
Barclays PLC	883,909	1,834,977
Barratt Developments PLC	56,784	334,380
Berkeley Group Holdings PLC	6,165	361,322
BP PLC	1,008,289	5,863,622
British American Tobacco PLC	119,514	3,537,727
BT Group PLC	358,804	473,073
Bunzl PLC	19,207	764,445
Burberry Group PLC	20,735	336,333
Centrica PLC	314,484	499,591
Coca-Cola Europacific Partners PLC	12,441	853,826
Compass Group PLC	100,244	2,745,875

Croda International PLC	7,913	476,056
Diageo PLC	131,646	4,922,156
Endeavour Mining PLC	9,673	155,680
Entain PLC	35,452	408,577
GSK PLC	240,760	5,058,910
Haleon PLC	353,332	1,478,304
Halma PLC	21,531	625,651
Hargreaves Lansdown PLC	17,826	163,903
HSBC Holdings PLC	1,126,734	8,739,890
Imperial Brands PLC	50,136	1,078,722
Informa PLC	82,060	839,240
InterContinental Hotels Group PLC	9,893	1,046,489
Intertek Group PLC	9,995	583,143
J Sainsbury PLC	91,343	287,795
JD Sports Fashion PLC	154,177	229,454
Kingfisher PLC	114,464	338,824
Land Securities Group PLC REIT	41,900	327,709
Legal & General Group PLC	343,498	1,049,740
Lloyds Banking Group PLC	3,808,004	2,238,548
London Stock Exchange Group PLC	24,677	2,764,855
M&G PLC	125,433	355,777
Melrose Industries PLC	81,299	651,661
Mondi PLC	26,046	463,085
National Grid PLC	220,855	2,892,398
NatWest Group PLC	328,145	990,394
Next PLC	7,161	751,530
Ocado Group PLC*	32,459	209,536
Pearson PLC	35,692	432,789
Persimmon PLC	18,736	322,474
Phoenix Group Holdings PLC	40,659	255,234
Reckitt Benckiser Group PLC	42,292	2,668,193
RELX PLC	110,790	4,840,217
Rentokil Initial PLC	149,935	829,540
Rio Tinto PLC	67,063	4,299,559
Rolls-Royce Holdings PLC*	495,012	2,306,335
Sage Group PLC	60,455	949,707
Schroders PLC	42,792	212,446
Segro PLC REIT	65,606	700,114
Severn Trent PLC	15,212	480,053
Shell PLC	382,206	11,854,012
Smith & Nephew PLC	50,211	659,483
Smiths Group PLC	19,748	400,841
Spirax-Sarco Engineering PLC	4,132	538,534
SSE PLC	62,806	1,288,697
St. James’s Place PLC	31,851	202,234
Standard Chartered PLC	135,652	1,143,155
Taylor Wimpey PLC	196,844	342,524
Tesco PLC	408,210	1,436,611
Unilever PLC	146,552	7,152,740
United Utilities Group PLC	38,092	492,856
Vodafone Group PLC	1,401,134	1,222,492
Whitbread PLC	11,757	490,194
Wise PLC, Class A*	33,446	387,485
WPP PLC	61,553	549,483

(Cost $136,197,348)		125,336,587

TOTAL COMMON STOCKS (Cost $599,489,767)		620,039,448

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG	3,713	406,518
Dr Ing hc F Porsche AG, 144A	7,020	655,081
Henkel AG & Co. KGaA	10,002	751,955
Porsche Automobil Holding SE	9,107	486,040
Sartorius AG(b)	1,483	560,669
Volkswagen AG	11,984	1,623,443

(Cost $5,442,070)		4,483,706

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
(Cost $1,480,993)	1,480,993	1,480,993

CASH EQUIVALENTS - 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 5.44%(c)	692,402	692,402
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)	8,653,119	8,653,119

TOTAL CASH EQUIVALENTS (Cost $9,345,521)		9,345,521

TOTAL INVESTMENTS - 100.1% (Cost $615,758,351)		$635,349,668
Other assets and liabilities, net - (0.1%)		(762,087)

NET ASSETS - 100.0%		$634,587,581

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG(a)
897,775	460,751	(138,298)	(154,764)	455,950	—	—	113,871	1,521,414
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
15,074,264	—	(13,593,271)(e)	—	—	22,890	—	1,480,993	1,480,993
CASH EQUIVALENTS — 1.5%
DWS ESG Liquidity Fund “Capital Shares”, 5.44%(c)
664,743	27,460	—	—	199	27,650	—	692,402	692,402
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
1,116,927	113,713,289	(106,177,097)	—	—	232,730	—	8,653,119	8,653,119

17,753,709	114,201,500	(119,908,666)	(154,764)	456,149	283,270	—	10,940,385	12,347,928

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $1,416,389, which is 0.2% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$111,572,488	17.8%
Industrials	103,484,674	16.6
Health Care	96,430,147	15.5
Consumer Discretionary	70,805,397	11.3
Consumer Staples	68,146,657	10.9
Information Technology	51,495,974	8.3
Materials	42,325,660	6.8
Energy	32,661,175	5.2
Utilities	23,611,257	3.8
Communication Services	18,980,968	3.0
Real Estate	5,008,757	0.8

Total	$624,523,154	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
AMSTERDAM Index Futures	EUR	4	$727,386	$734,772	3/15/2024	$7,386
CAC40 10 EURO Futures	EUR	20	1,651,534	1,716,528	3/15/2024	64,994
DAX Index Futures	EUR	2	919,359	959,102	3/15/2024	39,743
EURO STOXX 50 Futures	EUR	20	991,386	1,057,888	3/15/2024	66,502
FTSE 100 Index Futures	GBP	21	2,019,260	2,021,656	3/15/2024	2,396
FTSE/MIB Index Futures	EUR	2	332,517	352,665	3/15/2024	20,148
IBEX 35 Index Futures	EUR	4	430,737	433,500	3/15/2024	2,763
OMXS30 Index Futures	SEK	22	500,039	521,435	3/15/2024	21,396
SWISS MID CAP Futures	CHF	24	690,232	695,833	3/15/2024	5,601
SWISS MKT IX FUTR MAR24	CHF	4	506,911	514,050	3/15/2024	7,139

Total unrealized appreciation						$238,068

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

As of February 29, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Bank of America	3/4/2024	CHF	5,002,300	USD	5,850,472	$191,478	$—
Bank of America	3/4/2024	CHF	3,823,000	USD	4,471,146	146,269	—
Bank of America	3/4/2024	CHF	73,843,439	USD	86,364,070	2,826,578	—
Bank of America	3/4/2024	DKK	12,416,000	USD	1,812,289	11,571	—
Bank of America	3/4/2024	DKK	212,071,342	USD	30,955,253	198,099	—
RBC Capital Markets	3/4/2024	EUR	17,835,500	USD	19,398,603	118,740	—
RBC Capital Markets	3/4/2024	EUR	263,285,996	USD	286,360,381	1,752,829	—
RBC Capital Markets	3/4/2024	EUR	11,556,000	USD	12,568,583	76,749	—
Bank of America	3/4/2024	GBP	2,416,000	USD	3,077,298	27,504	—
Bank of America	3/4/2024	GBP	108,269,824	USD	137,907,064	1,234,602	—
Goldman Sachs & Co.	3/4/2024	NOK	64,122,491	USD	6,136,916	99,133	—
Bank of America	3/4/2024	SEK	326,572,386	USD	31,646,298	137,861	—
Bank of America	3/4/2024	USD	2,005,334	CHF	1,748,300	—	(27,520)
Bank of America	3/4/2024	USD	91,897,608	CHF	80,920,439	—	(354,059)
Bank of America	3/4/2024	USD	686,667	DKK	4,747,500	1,873	—
Bank of America	3/4/2024	USD	31,900,446	DKK	219,739,842	—	(31,113)
Bank of America	3/4/2024	USD	310,022,877	EUR	286,487,896	—	(334,477)
RBC Capital Markets	3/4/2024	USD	6,674,894	EUR	6,189,600	15,955	—
Bank of America	3/4/2024	USD	2,956,103	GBP	2,340,800	—	(1,236)
Goldman Sachs & Co.	3/4/2024	USD	137,051,038	GBP	108,345,024	—	(283,649)
Goldman Sachs & Co.	3/4/2024	USD	64,986	NOK	679,000	—	(1,051)
Goldman Sachs & Co.	3/4/2024	USD	126,837	NOK	1,341,700	—	(502)
Goldman Sachs & Co.	3/4/2024	USD	5,859,074	NOK	62,101,791	—	(11,560)
Bank of America	3/4/2024	USD	612,791	SEK	6,413,000	5,949	—
Bank of America	3/4/2024	USD	2,260,523	SEK	23,327,000	—	(9,881)
JP Morgan & Chase Co.	3/4/2024	USD	28,686,387	SEK	296,832,386	—	(47,332)
Bank of America	4/3/2024	CHF	1,354,000	USD	1,542,612	5,710	—
Bank of America	4/3/2024	CHF	80,920,439	USD	92,194,015	342,628	—
Bank of America	4/3/2024	DKK	19,700,000	USD	2,864,308	2,577	—
Bank of America	4/3/2024	DKK	219,739,842	USD	31,949,844	29,220	—
Bank of America	4/3/2024	EUR	13,202,000	USD	14,303,826	14,601	—
Bank of America	4/3/2024	EUR	286,487,896	USD	310,402,473	321,425	—
Goldman Sachs & Co.	4/3/2024	GBP	108,345,024	USD	137,076,716	283,655	—
Goldman Sachs & Co.	4/3/2024	GBP	1,483,000	USD	1,874,097	1,707	—
Goldman Sachs & Co.	4/3/2024	NOK	62,101,791	USD	5,863,361	11,350	—
JP Morgan & Chase Co.	4/3/2024	SEK	296,832,386	USD	28,721,916	45,687	—
JP Morgan & Chase Co.	4/3/2024	SEK	22,491,000	USD	2,176,244	3,445	—
Goldman Sachs & Co.	4/3/2024	USD	124,620	NOK	1,321,000	—	(139)

Total unrealized appreciation (depreciation)						$7,907,195	$(1,102,519)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2024.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$620,039,448	$—	$—	$620,039,448
Preferred Stocks(a)	4,483,706	—	—	4,483,706
Short-Term Investments(a)	10,826,514	—	—	10,826,514
Derivatives(b)
Forward Foreign Currency Contracts	—	7,907,195	—	7,907,195
Futures Contracts	238,068	—	—	238,068

TOTAL	$635,587,736	$7,907,195	$—	$643,494,931

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(1,102,519)	$—	$(1,102,519)

TOTAL	$—	$(1,102,519)	$—	$(1,102,519)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEU-PH3

R-089711-1 (5/24) DBX005195 (5/24)